POST-EMPLOYMENT BENEFITS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (161)	$ (173)
Level 2
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	384	362
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 472	$ 419
Pension defined benefit plans | Bottom of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.80%	1.20%
Actuarial assumption of expected rates of salary increases	1.00%	1.00%
Pension defined benefit plans | Top of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	10.60%	9.20%
Actuarial assumption of expected rates of salary increases	5.00%	5.00%